Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Product Sales	$ 20,152	$ 21,319	$ 23,641
Externalisation Revenue	2,313	1,683	1,067
Total Revenue	22,465	23,002	24,708
Cost of sales	(4,318)	(4,126)	(4,646)
Gross profit	18,147	18,876	20,062
Distribution costs	(310)	(326)	(339)
Research and development expense	(5,757)	(5,890)	(5,997)
Selling, general and administrative costs	(10,233)	(9,413)	(11,112)
Other operating income and expense	1,830	1,655	1,500
Operating profit	3,677	4,902	4,114
Finance income	113	67	46
Finance expense	(1,508)	(1,384)	(1,075)
Share of after tax losses in associates and joint ventures	(55)	(33)	(16)
Profit before tax	2,227	3,552	3,069
Taxation	641	(146)	(243)
Profit for the period	2,868	3,406	2,826
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(242)	(575)	652
Fair value movements related to own credit risk on bonds designated as fair value through profit and loss	(9)
Tax on items that will not be reclassified to profit or loss	16	136	(199)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(235)	(439)	453
Foreign exchange arising on consolidation	536	(1,050)	(528)
Foreign exchange arising on designating borrowings in net investment hedges	505	(591)	(333)
Fair value movements on cash flow hedges	311	(115)
Fair value movements on cash flow hedges transferred to profit and loss	(315)	195
Fair value movements on derivatives designated in net investment hedges	(48)	(4)	14
Amortisation of loss on cash flow hedge	1	1	1
Net available for sale gains/(losses) taken to equity	(83)	139	(32)
Tax on items that may be reclassified subsequently to profit or loss	(33)	86	87
Total other comprehensive income that will be reclassified to profit or loss, net of tax	874	(1,339)	(791)
Other comprehensive income/(loss) for the period, net of tax	639	(1,778)	(338)
Total comprehensive income for the period	3,507	1,628	2,488
Owners of the Parent	3,001	3,499	2,825
Non-controlling interests	(133)	(93)	1
Total comprehensive income attributable to:
Owners of the Parent	3,640	1,722	$ 2,488
Non-controlling interests	$ (133)	$ (94)
Basic earnings loss per (in dollars per share)	$ 2.37	$ 2.77	$ 2.23
Diluted earnings loss per Share (in dollars per share)	$ 2.37	$ 2.76	$ 2.23
Weighted average number of Ordinary Shares in issue for basic earnings	1,266	1,265	1,264
Diluted weighted average number of Ordinary Shares in issue (millions)	1,267	1,266	1,265
Dividends declared and paid in the period	$ 3,543	$ 3,540	$ 3,537